Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Accumulated depreciation and depletion at beginning	$ 153,101,000
Accumulated depreciation and depletion at ending	147,399,000	$ 153,101,000
Cost [Member]
Statement [Line Items]
Cost at beginning	379,438,000	360,787,000
Cost, Asset additions	19,809,000	20,176,000
Cost, Asset disposals		(1,415,000)
Cost, Change in decommissioning provision	(1,420,000)	(110,000)
Cost at ending	397,827,000	379,438,000
Cost [Member] | Mining interests [Member]
Statement [Line Items]
Cost at beginning	226,819,000	215,412,000
Cost, Asset additions	14,226,000	11,517,000
Cost, Asset disposals		0
Cost, Change in decommissioning provision	(1,420,000)	(110,000)
Cost at ending	239,625,000	226,819,000
Cost [Member] | Non-producing properties [Member]
Statement [Line Items]
Cost at beginning	12,469,000	12,469,000
Cost, Asset additions		0
Cost, Asset disposals		0
Cost, Change in decommissioning provision	0	0
Cost at ending	12,469,000	12,469,000
Cost [Member] | Plant and equipment [member]
Statement [Line Items]
Cost at beginning	128,228,000	120,577,000
Cost, Asset additions	4,794,000	8,420,000
Cost, Asset disposals		(769,000)
Cost, Change in decommissioning provision	0	0
Cost at ending	133,022,000	128,228,000
Cost [Member] | Right-of-use lease assets [Member]
Statement [Line Items]
Cost at beginning	11,685,000	12,093,000
Cost, Asset additions	789,000	238,000
Cost, Asset disposals		(646,000)
Cost, Change in decommissioning provision	0	0
Cost at ending	12,474,000	11,685,000
Cost [Member] | Corporate office equipment [Member]
Statement [Line Items]
Cost at beginning	237,000	236,000
Cost, Asset additions	0	1,000
Cost, Asset disposals		0
Cost, Change in decommissioning provision	0	0
Cost at ending	237,000	237,000
Accumulated depreciation and depletion [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(226,337,000)	(199,488,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(24,091,000)	20,849,000
Accumulated depreciation and depletion, Impairment for the year		(6,000,000)
Accumulated depreciation and depletion at ending	(250,428,000)	(226,337,000)
Accumulated depreciation and depletion [Member] | Mining interests [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(132,474,000)	(114,548,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(14,172,000)	(11,926,000)
Accumulated depreciation and depletion, Impairment for the year		(6,000,000)
Accumulated depreciation and depletion at ending	(146,646,000)	(132,474,000)
Accumulated depreciation and depletion [Member] | Non-producing properties [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	0	0
Accumulated depreciation and depletion, Depreciation/depletion for the year	0	0
Accumulated depreciation and depletion, Impairment for the year		0
Accumulated depreciation and depletion at ending	0	0
Accumulated depreciation and depletion [Member] | Plant and equipment [member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(85,440,000)	(77,733,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(8,615,000)	7,707,000
Accumulated depreciation and depletion, Impairment for the year		0
Accumulated depreciation and depletion at ending	(94,055,000)	(85,440,000)
Accumulated depreciation and depletion [Member] | Corporate office equipment [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(200,000)	(169,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(26,000)	31,000
Accumulated depreciation and depletion, Impairment for the year	0	0
Accumulated depreciation and depletion at ending	(226,000)	(200,000)
Accumulated depreciation and depletion [Member] | Right-of-use lease assets [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(8,223,000)	(7,038,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(1,278,000)	1,185,000
Accumulated depreciation and depletion, Impairment for the year		0
Accumulated depreciation and depletion at ending	(9,501,000)	(8,223,000)
Carrying Value [Member]
Statement [Line Items]
Balance	147,399,000	153,101,000
Carrying Value [Member] | Mining interests [Member]
Statement [Line Items]
Balance	92,979,000	94,345,000
Carrying Value [Member] | Non-producing properties [Member]
Statement [Line Items]
Balance	12,469,000	12,469,000
Carrying Value [Member] | Plant and equipment [member]
Statement [Line Items]
Balance	38,967,000	42,788,000
Carrying Value [Member] | Right-of-use lease assets [Member]
Statement [Line Items]
Balance	2,973,000	3,462,000
Carrying Value [Member] | Corporate office equipment [Member]
Statement [Line Items]
Balance	$ 11,000	$ 37,000